Cover	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity File Number	000-09439
Entity Registrant Name	INTERNATIONAL BANCSHARES CORPORATION
Entity Central Index Key	0000315709
Entity Tax Identification Number	74-2157138
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1200 San Bernardo
Entity Address, City or Town	Laredo
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78040-1359
City Area Code	956
Local Phone Number	722-7611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	IBOC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false